================================================================================


                         A Letter To Our Shareholders


Dear Shareholder:


     The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities. Despite the difficult market environment for short-term fixed-income securities, the Portfolio provided shareholders with a competitive level of investment income. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended February 28, 1998 was 5.52% and for the same period the Fund's annualized effective 7-day yield was 5.61% after taking into account the effect of compounding.*


     Throughout the period, the Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Through its investment in the Portfolio, Excelsior Institutional Money Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a portfolio of high-quality short-term domestic and foreign dollar denominated money market instruments.


     This Semi-Annual Report reviews the Fund and Portfolio's investment activities and performance over the past six months. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.





/s/ Frederick S. Wonham
-----------------------------------
Frederick S. Wonham
Chairman of the Board and President


April 20, 1998

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Assets And Liabilities February 28, 1998 (unaudited)



Assets:
Investment in Cash Reserves Portfolio (the "Portfolio"), at value (Note 1) ..       $ 301,889,674
Deferred organization expenses (Note 1) .....................................              29,413
                                                                                    -------------
   Total assets .............................................................         301,919,087
                                                                                    -------------
Liabilities:
Dividends payable ...........................................................             395,013
Shareholder servicing fees payable (Note 2) .................................             297,197
Administration service fees payable (Note 2) ................................              11,297
Transfer agent fees payable (Note 2) ........................................               1,948
Other accrued expenses ......................................................              26,858
                                                                                    -------------
   Total liabilities ........................................................             732,313
                                                                                    -------------
Net Assets for 301,186,774 shares of beneficial interest outstanding .. .....       $ 301,186,774
                                                                                    =============
Represented by:
Paid-in capital .............................................................       $ 301,186,774
                                                                                    =============
Net Asset Value, Offering Price and Redemption Price Per Share ..............       $        1.00
                                                                                    =============


 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Operations
 Six Months Ended February 28, 1998 (unaudited)


Investment Income from Portfolio (Note 1):
Interest Income (includes $10,144 of net realized gains) ........                      $5,906,875
Allocated expenses ..............................................                        (102,100)
                                                                                       ----------
   Net investment income from Portfolio .........................                       5,804,775
Expenses (Note 1):
Shareholder servicing fees (Note 2) .............................     $  404,635
Administration service fees (Note 2) ............................        101,159
Professional fees ...............................................         25,865
Amortization of organization expenses (Note 1) ..................         21,043
Registration fees ...............................................         17,892
Prospectus and shareholders' reports ............................         12,759
Transfer agent fees (Note 2) ....................................         12,640
Trustees' fees and expenses (Note 2) ............................          9,917
Insurance expense ...............................................          4,048
Miscellaneous expenses ..........................................          1,488
                                                                      ----------
   Total expenses ...............................................        611,446
   Less: Waiver of shareholder servicing fees (Note 2) ..........       (390,873)
   Less: Waiver of administration service fees (Note 2) .........        (67,512)
                                                                      ----------
   Net expenses .................................................                         153,061
                                                                                       ----------
Net investment income from operations ...........................                      $5,651,714
                                                                                       ==========

                             See notes to financial statements

 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Changes In Net Assets


                                                              Six Months Ended
                                                             February 28, 1998         Year Ended
                                                                (unaudited)         August 31, 1997
                                                            -------------------   -------------------
Increase (Decrease) in Net Assets:
Net investment income from operations .................      $      5,651,714      $     16,949,906
                                                             ----------------      ----------------
Dividends to shareholders from net investment income ..            (5,651,714)          (16,949,906)
                                                             ----------------      ----------------
Transactions in Shares of Beneficial Interest
 ($1.00 Per Share)
Net proceeds from shares sold .........................         1,396,440,128         4,074,986,293
Reinvestment of dividends .............................             1,935,033             6,115,286
Cost of shares redeemed ...............................        (1,412,949,089)       (4,058,630,393)
                                                             ----------------      ----------------
 Net increase (decrease) in net assets resulting from
   transactions in shares of beneficial interest ......           (14,573,928)           22,471,186
                                                             ----------------      ----------------
 Total increase (decrease) in net assets ..............           (14,573,928)           22,471,186
Net Assets:
Beginning of period ...................................           315,760,702           293,289,516
                                                             ----------------      ----------------
End of period .........................................      $    301,186,774      $    315,760,702
                                                             ================      ================


 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Financial Highlights


                                                                                                                For the period
                                                                                                               November 8, 1993
                                              Six Months Ended                                                 (commencement of
                                             February 28, 1998          For the Year Ended August 31,           operations) to
                                                (unaudited)           1997           1996           1995        August 31, 1994
                                            -------------------  -------------  -------------  -------------  ------------------
Net Asset Value, beginning of period .....     $     1.00           $  1.00        $  1.00        $  1.00         $    1.00
Net investment income from operations.....         0.0275            0.0543         0.0547         0.0579            0.0308
Dividends from net investment income .....        (0.0275)          (0.0543)       (0.0547)       (0.0579)          (0.0308)
                                               ----------         ---------      ---------      ---------       -----------
Net Asset Value, end of period ...........     $     1.00           $  1.00        $  1.00        $  1.00         $    1.00
                                               ==========         =========      =========      =========       ===========
Total Return .............................          5.61%(2)          5.57%          5.61%          5.95%             3.87%(2)
                                               ==========         =========      =========      =========       ===========
Ratios:
 Net investment income to average net
   assets(1) .............................          5.59%(2)          5.40%          5.55%          5.59%             4.39%(2)
 Expenses to average net assets(1) .......          0.25%(2)          0.25%          0.25%          0.25%             0.19%(2)
Total Net Assets, end of period (000's
 omitted) ................................     $  301,187          $315,761       $293,290       $638,111        $  770,658
------------
  (1)  Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the
       Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
       Net investment income to average
          net assets .....................          5.02%(2)          4.92%          5.11%          5.16%             4.28%(2)
       Expenses to average net assets ....          0.82%(2)          0.74%          0.69%          0.68%             0.31%(2)
(2)  Annualized.

                             See notes to financial statements

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited)

(1) Significant Accounting Policies

Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust"), an open-end diversified management investment company registered under the Investment Company Act of 1940.

U.S. Trust Company of Connecticut ("U.S. Trust Connecticut"), Chase Global Funds Services Company ("CGFSC"), a subsidiary of Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, (collectively, the "Administrators") serve as Administrators of the Trust. U.S. Trust Connecticut is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. Edgewood Services, Inc. ("Edgewood"), a wholly-owned subsidiary of Federated Investors, serves as distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (3.5% at February 28, 1998).

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income - The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes - It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expenses - The fund bears all costs of its operations other than expenses specifically assumed by the Administrators.

F. Deferred Organization Expenses - Organization expenses have been deferred and are being amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's initial shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

G. Other - All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited) continued

(2) Administration Fee and Other
Transactions With Affiliates

A. Administration Fee - For services provided to the Fund, the Administrators are entitled jointly to a annual fee, payable monthly, at a maximum annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended February 28, 1998, U.S Trust received fees amounting to $18,473, which is net of $67,512 which was voluntarily waived, for providing administration services to the fund.

For the six months ended February 28, 1998, the Fund paid FAS administration fees totaling $15,174. Edgewood receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

For the six months ended February 28, 1998, CGFSC received fees amounting to $12,640, for providing transfer agency services to the Fund.

B. Shareholder Servicing Fee - The Trust, on behalf of the Fund, has entered into Shareholder servicing agreements with United States Trust Company of New York, BISYS and Mid Atlantic Capital Group Inc. (the "Service Organizations") pursuant to which each Service Organization, as agent for its customers, provides administrative support services. For its services, each Service Organization may receive a fee from the Fund, which may not exceed, on an annual basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Service Organization. For the six months ended February 28, 1998, the Service Organizations received fees amounting to $13,762, which is net of $390,873 which was voluntarily waived, for providing shareholder servicing to the Fund.

C. Other - Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS        February 28, 1998
(Unaudited)


                                 Principal
                                   Amount
Issuer                        (000's omitted)                    Value
-----------------------------------------------------------------------
Asset Backed -- 9.8%
-----------------------------------------------------------------------
Asset Backed Securities
  Investment Trust
  5.625% due 6/15/98             $157,000                 $ 156,990,756
Steers
  5.625% due 10/15/98             160,000                   160,000,000
  5.625% due 11/10/98             191,000                   190,974,441
Strategic Money Market
  Trust Receipts
  5.625% due 3/05/99              213,000                   213,000,000
Strats Trust
  5.647% due 12/15/98             130,000                   130,000,000
                                                            -----------
                                                            850,965,197
                                                            -----------
Bank Notes  12.7%
-----------------------------------------------------------------------
Bank America of Chicago
  5.85% due 3/13/98               100,000                    99,996,717
Bank of New York
  5.50% due 2/17/99               100,000                    99,935,194
FCC National Bank
  5.70% due 4/07/98               200,000                   199,992,380
  5.64% due 7/02/98               100,000                    99,970,640
  5.86% due 10/02/98              100,000                    99,966,353
First USA Bank
  5.715% due 4/29/98              100,000                   100,018,929
Key Bank National
  Association
  5.66% due 7/07/98               100,000                    99,976,228
  5.655% due 9/28/98              200,000                   199,916,652
Morgan Guaranty
  Trust Co.
  5.93% due 8/31/98               100,000                    99,980,938
                                                          -------------
                                                          1,099,754,031
                                                          -------------
Certificates Of Deposit (Domestic)  2.3%
-----------------------------------------------------------------------
Morgan Guaranty
  Trust Co.
  5.85% due 3/16/98               100,000                    99,998,024
  5.55% due 2/02/99               100,000                   100,000,000
                                                          -------------
                                                            199,998,024
                                                          -------------

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS                          February 28, 1998
(Unaudited) Continued


                                 Principal
                                   Amount
Issuer                        (000's omitted)                    Value
-----------------------------------------------------------------------
Asset Backed -- 9.8%
-----------------------------------------------------------------------

Certificates Of Deposit (Yankee)  37.9%
------------------------------------------------------------------------
Bank America National
  Association
  5.64% due 6/30/98               200,000                   199,942,538
Bank of Nova Scotia
  5.89% due 9/16/98              $150,000                 $ 149,961,093
Bank of Tokyo Mitsubishi
  5.75% due 3/30/98               100,000                   100,000,000
  5.77% due 3/30/98               200,000                   200,000,000
  6.00% due 4/06/98               100,000                   100,000,000
Barclays Bank
  5.84% due 3/11/98               100,000                    99,999,292
  5.82% due 10/05/98              200,000                   199,943,126
  5.53% due 2/23/99               100,000                    99,943,534
Bayeriche Landesbank
  5.86% due 7/17/98               100,000                    99,979,957
Bayerische Vereinsbank
  5.71% due 10/06/98               30,000                    29,992,791
  5.70% due 1/07/99               100,000                    99,967,345
Canadian Imperial Bank
  5.86% due 8/10/98                70,000                    69,984,922
Credit Suisse
  5.84% due 3/11/98                30,000                    29,999,788
  5.73% due 10/07/98              300,000                   300,000,000
  5.73% due 11/09/98              125,000                   125,000,000
Deutsche Bank
  5.85% due 10/20/98               90,000                    89,972,637
  5.62% due 2/26/99               100,000                    99,952,587
  5.65% due 3/02/99               100,000                    99,952,075
Dresdner Bank
  5.95% due 10/20/98               70,000                    70,035,067
Natwest BankCorp
  5.933% due 6/26/98              100,000                    99,979,497
Rabobank Nederland
  6.18% due 5/01/98               100,000                    99,996,864
Royal Bank of Canada
  6.08% due 5/27/98                75,000                    75,013,663
  5.93% due 9/15/98               150,000                   149,953,570
  5.54% due 2/16/99               200,000                   199,868,375
Societe Generale Bank
  5.87% due 3/03/98               125,000                   124,999,869
  5.86% due 7/21/98                50,000                    49,992,609
  5.77% due 10/07/98               66,000                    65,995,259
Swiss Bank Corp.
  5.69% due 1/07/99               150,000                   149,926,533
                                                          -------------
                                                          3,280,352,991
                                                          -------------

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS                          February 28, 1998
(Unaudited) Continued


                                 Principal
                                   Amount
Issuer                        (000's omitted)                    Value
-----------------------------------------------------------------------

Commercial Paper  12.7%
----------------------------------------------------------------------
Associates Corp. of
  North America
  5.67% due 3/02/98               150,000                   150,000,000
Atlantis One Fundings Corp.
  5.50% due 4/07/98               $97,745                  $ 96,908,737
Caisse D. Amortissement
  5.68% due 6/11/98               100,000                    98,406,444
Diageo Capital PLC
  5.45% due 8/31/98               100,000                    97,244,722
Ford Motor Credit Co.
  5.70% due 3/02/98               100,000                   100,000,000
General Electric Capital Corp.
  5.68% due 3/24/98               150,000                   149,479,333
J. P. Morgan & Co., Inc.
  5.64% due 6/15/98               100,000                    98,355,000
Merrill Lynch & Co., Inc.
  5.67% due 6/01/98               100,000                    98,566,750
Prudential Fundings Corp.
  5.67% due 3/02/98               100,000                   100,000,000
Receivables Capital Corp.
  5.53% due 3/05/98               110,290                   110,239,175
                                                          -------------
                                                          1,099,200,161
                                                          -------------
Corporate Notes  9.0%
-----------------------------------------------------------------------
Associates Corp. of
  North America
  5.71% due 1/04/99               200,000                   199,899,874
Bank One, Columbus
  5.59% due 5/14/98                75,000                    74,989,845
Bank One, Wisconsin
  5.58% due 10/23/98              100,000                    99,949,710
Key Bank National
  Association
  5.65% due 7/02/98               100,000                    99,973,895
Morgan Stanley
  Group, Inc.
  5.76% due 5/18/98                75,000                    75,000,000
PNC Bank National
  Association
  5.74% due 10/02/98              230,000                   229,907,930
                                                            -----------
                                                            779,721,254
                                                            -----------

Cash Reserves Portfolio
portfolio of investments                          February 28, 1998
(Unaudited) Continued


                                 Principal
                                   Amount
Issuer                        (000's omitted)                    Value
-----------------------------------------------------------------------
Medium Term Notes  5.5%
-----------------------------------------------------------------------
Abbey National Treasury
  Services
  6.00% due 6/17/98              $100,000                  $ 99,988,796
  5.54% due 1/20/99               125,000                   124,980,830
  5.525% due 1/26/99              100,000                    99,960,952
Sigma Finance Corp.
  5.94% due 11/17/98              150,000                   150,000,000
                                                           ------------
                                                            474,930,578
                                                           ------------
Promissory Notes  4.1%
-----------------------------------------------------------------------
Goldman Sachs Group
  5.625% due 11/13/98             350,000                   350,000,000
                                                            -----------
Time Deposits  7.0%
-----------------------------------------------------------------------
Den Danske
  5.531% due 3/02/98              150,000                   150,000,000
First Union National Bank
  5.438% due 3/02/98              153,820                   153,820,000
Harris Trust and
  Savings Bank
  5.719% due 3/02/98              150,000                   150,000,000
Nationsbank
  5.50% due 3/02/98               150,000                   150,000,000
                                                            -----------
                                                            603,820,000
                                                            -----------
Total Investments at
  Amortized Cost                    101.0%                8,738,742,236
Other Assets,
  Less Liabilities                   (1.0)                  (89,586,231)
                                    -----                --------------

Net Assets                          100.0%               $8,649,156,005
                                    =====                ==============

See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (Unaudited)
================================================================================
Assets:
Investments at value (Note 1A)                             $8,738,742,236
Cash                                                                  898
Interest receivable                                           109,503,307
--------------------------------------------------------------------------------
  Total assets                                              8,848,246,441
--------------------------------------------------------------------------------
Liabilities:
Payable for investment purchased                              198,184,037
Payable to affiliate--Investment Advisory fee (Note 2A)           529,266
Accrued expenses and other liabilities                            377,133
--------------------------------------------------------------------------------
  Total liabilities                                           199,090,436
--------------------------------------------------------------------------------
Net Assets                                                 $8,649,156,005
================================================================================
Represented by:
Paid-in capital for beneficial interests                   $8,649,156,005
================================================================================


Cash Reserves Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 1998 (Unaudited)
================================================================================
Interest Income (Note 1B):                                          $256,547,997
Expenses:
Investment Advisory fees (Note 2A)                   $6,618,719
Administrative fees (Note 2B)                         2,206,240
Custodian fees                                          656,895
Auditing fees                                            26,500
Trustees' fees                                           23,334
Legal fees                                               17,783
Other                                                   135,055
--------------------------------------------------------------------------------
    Total expenses                                    9,684,526
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)               (5,247,106)
Less fees paid indirectly (Note 1E)                        (547)
--------------------------------------------------------------------------------
    Net expenses                                                       4,436,873
--------------------------------------------------------------------------------
Net investment income                                               $252,111,124
================================================================================
See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months Ended
                                            February 28, 1998       Year Ended
                                               (Unaudited)       August 31, 1997
================================================================================
Increase (Decrease) in Net Assets from
Operations:
Net investment income                        $   252,111,124    $   339,604,126
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions                   16,267,169,184     33,685,999,190
Value of withdrawals                         (15,527,524,243)   (30,810,390,668)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                           739,644,941      2,875,608,522
--------------------------------------------------------------------------------
Net Increase in Net Assets                       991,756,065      3,215,212,648
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                            7,657,399,940      4,442,187,292
--------------------------------------------------------------------------------
End of period                                $ 8,649,156,005    $ 7,657,399,940
================================================================================






Cash Reserves Portfolio
FINANCIAL HIGHLIGHTS

                              Six Months
                                Ended
                              February 28,                         Year Ended August 31,
                                 1998           -----------------------------------------------------------------
                              (Unaudited)       1997          1996          1995          1994          1993
=================================================================================================================
Ratios/Supplemental Data:
Net assets (000's omitted)    $8,649,156     $7,657,400    $4,442,187    $4,765,406    $2,147,361     $781,470
Ratio of expenses to
  average net assets                0.10%+         0.10%         0.10%         0.10%         0.11%        0.20%
Ratio of net investment
  income to average
  net assets                        5.68%+         5.57%         5.64%         5.88%         3.87%        3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average
  net assets                        0.22%+         0.23%         0.23%         0.23%         0.24%        0.25%
Net investment income
  to average net assets             5.56%+         5.44%         5.50%         5.75%         3.74%        3.10%
==================================================================================================================
+ Annualized

See notes to financial statements

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

     1. Significant Accounting Policies Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

2. Investment Advisory Fees and Administrative Fees

     A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,618,719, of which $3,040,866 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

     B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,206,240, all of which were voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. Investment Transactions

     Purchases, maturities and sales of money market instruments aggregated $165,501,676,391 and $164,382,220,872, respectively, for the six months ended February 28, 1998.

4. Line of Credit

     The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $15,151. Since the line of credit was established, there have been no borrowings.

Administrators of the Fund
U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905                                      EXCELSIOR
                                                          FUNDS
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(617) 557-8000

Federated Administrative Services
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Investment Adviser of the Portfolio
Citibank, N.A.                                        Institutional
153 East 53rd Street                                   Money Fund
New York, NY 10043

Transfer Agent of the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Custodian and Transfer Agent
of the Portfolio
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor of the Fund
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897                                       Semi-Annual Report
Pittsburgh, PA 15230                                February 28, 1998

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110




USTEXIMS98